VIE - Non-consolidated (Details 8) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
VIE Disclosures
Trading assets	SFr 156,730	SFr 150,798	SFr 153,797
Net loans	294,312	302,674	296,779
Other assets	41,146	47,281	39,609
Assets	828,480	832,166	787,295
Maximum exposure to loss	32,721		30,055
Non-consolidated VIE assets	367,505		340,237
Other liabilities	28,787	32,088	31,043
Liabilities	781,629	SFr 783,393	743,581
Collateralized debt obligations
VIE Disclosures
Maximum exposure to loss	764		785
Non-consolidated VIE assets	7,498		8,057
Financial intermediation - Securitizations
VIE Disclosures
Maximum exposure to loss	7,636		7,664
Non-consolidated VIE assets	165,338		141,608
Financial intermediation - Funds
VIE Disclosures
Maximum exposure to loss	3,087		3,430
Non-consolidated VIE assets	120,087		128,984
Financial intermediation - Loans
VIE Disclosures
Maximum exposure to loss	11,675		12,239
Non-consolidated VIE assets	28,657		25,590
Financial intermediation - Other
VIE Disclosures
Maximum exposure to loss	9,559		5,937
Non-consolidated VIE assets	45,925		35,998
Non-consolidated VIEs
VIE Disclosures
Trading assets	13,902		10,509
Net loans	12,054		11,944
Other assets	760		927
Assets	26,716		23,380
Non-consolidated VIEs | Collateralized debt obligations
VIE Disclosures
Trading assets	198		230
Net loans	485		456
Other assets	14		3
Assets	697		689
Non-consolidated VIEs | CP Conduit
VIE Disclosures
Maximum exposure to loss	6,157		6,159
Non-consolidated VIE assets	13,103		13,488
Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	5,176		4,897
Net loans	797		904
Other assets	79		26
Assets	6,052		5,827
Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	934		962
Net loans	2,029		1,945
Other assets	124		518
Assets	3,087		3,425
Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	81		109
Net loans	7,712		7,930
Other assets	0		0
Assets	7,793		8,039
Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	7,513		4,311
Net loans	1,031		709
Other assets	543		380
Assets	9,087		5,400
Bank
VIE Disclosures
Trading assets	156,877		153,895
Net loans	301,927		304,025
Other assets	37,911		37,069
Assets	831,489		790,459
Other liabilities	27,810		30,406
Liabilities	781,449		743,696
Bank | Non-consolidated VIEs
VIE Disclosures
Trading assets	13,902		10,509
Net loans	12,047		11,944
Other assets	757		922
Assets	26,706		23,375
Maximum exposure to loss	32,711		30,050
Non-consolidated VIE assets	347,019		317,087
Bank | Non-consolidated VIEs | Collateralized debt obligations
VIE Disclosures
Trading assets	198		230
Net loans	485		456
Other assets	14		3
Assets	697		689
Maximum exposure to loss	764		785
Non-consolidated VIE assets	7,498		8,057
Bank | Non-consolidated VIEs | CP Conduit
VIE Disclosures
Maximum exposure to loss	6,157		6,159
Non-consolidated VIE assets	13,103		13,488
Bank | Non-consolidated VIEs | Financial intermediation - Securitizations
VIE Disclosures
Trading assets	5,176		4,897
Net loans	797		904
Other assets	79		26
Assets	6,052		5,827
Maximum exposure to loss	7,636		7,664
Non-consolidated VIE assets	165,338		141,608
Bank | Non-consolidated VIEs | Financial intermediation - Funds
VIE Disclosures
Trading assets	934		962
Net loans	2,022		1,945
Other assets	121		513
Assets	3,077		3,420
Maximum exposure to loss	3,077		3,425
Non-consolidated VIE assets	119,389		127,558
Bank | Non-consolidated VIEs | Financial intermediation - Loans
VIE Disclosures
Trading assets	81		109
Net loans	7,712		7,930
Other assets	0		0
Assets	7,793		8,039
Maximum exposure to loss	11,675		12,239
Non-consolidated VIE assets	28,657		25,590
Bank | Non-consolidated VIEs | Financial intermediation - Other
VIE Disclosures
Trading assets	7,513		4,311
Net loans	1,031		709
Other assets	543		380
Assets	9,087		5,400
Maximum exposure to loss	9,559		5,937
Non-consolidated VIE assets	SFr 26,137		SFr 14,274